Form N-1A Cover	Mar. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 03, 2025
Prospectus Date	Nov. 19, 2024